LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

7.           LEASES

The Group has operating leases for office space, warehouses and servers and finance leases for vehicles as a lessee.

The Group’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have terms ranging from one to five years. Certain lease agreements include terms with options to extend the lease, however none of these have been recognized in the Group’s operating lease ROU assets or operating lease liabilities since those options were not reasonably certain to be exercised. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligations. The Group’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for maintenance.

The components of lease costs were as follows:

	For the year ended December 31,
	2019	2020	2021
Operating lease costs	4,956	4,846	5,089
Short-term lease costs	2,189	488	1,115
Financing lease costs:
Amortization of ROU assets	247	152	28
Interests	66	92	13
Total lease costs	7,458	5,578	6,245

	For the year ended December 31,
Other information	2019	2020	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	4,526	5,118	5,132
Operating cash flows from financing leases	290	991	44
Financing cash flows from financing leases	66	92	13
ROU assets obtained in exchange for new operating lease liabilities	10,060	10,261	4,655
ROU obtained in exchange for new finance lease liabilities	—	—	—
Weighted-average remaining lease term (in years):
Operating leases	6.45	3.47	3.13
Financing leases	3.65	3.72	2.72
Weighted-average discount rate:
Operating leases	5.03%	4.92%	4.79%
Financing leases	5.44%	5.70%	5.70%

For the year ended December 31, 2019, total costs on operating lease and short-term lease of $3,995, $807, and $2,343 were recorded in fulfillment, selling and marketing, and general and administrative, respectively.

For the year ended December 31, 2020, total costs on operating lease and short-term lease of $2,893, $705, and $1,736 were recorded in fulfillment, selling and marketing, and general and administrative, respectively.

For the year ended December 31, 2021, total costs on operating lease and short-term lease of $3,299, $1,042, and $1,863 were recorded in fulfillment, selling and marketing, and general and administrative, respectively.

Future minimum lease payments for operating and financing leases as of December 31, 2021 are as follows:

	Operating Leases	Finance Leases
2022	4,241	48
2023	3,771	48
2024	3,419	34
2025	1,098	—
2026	—	—
Total minimum lease payments	12,529	130
Less: Imputed interest	(882)	(9)
Total lease liability balance	11,647	121

Minimum payments related to leases not yet commenced as of December 31,2021	4,112	—